Impairment of assets - Disclosure Of Detailed Information About Sensitivity Analysis Of Impairment Test (Detail) (Parenthetical) - USD ($) $ in Millions		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021
Increase of 100 bps [Member]
Statement [Line Items]
Increase Decrease In Impairment Loss		$ 114
Increase of 100 bps [Member] | Mid-Size / Super Mid-Size Platform [member] | Bottom of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss		39
Increase of 100 bps [Member] | Mid-Size / Super Mid-Size Platform [member] | Top of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss		107
Increase of 100 bps [Member] | KC390 Millennium Platform [Member] | Bottom of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss		240
Increase of 100 bps [Member] | KC390 Millennium Platform [Member] | Top of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss		260
Reduction In Foreign Exchange Rate [Member]
Statement [Line Items]
Increase Decrease In Impairment Loss		179
Reduction In Foreign Exchange Rate [Member] | Mid-Size / Super Mid-Size Platform [member] | Bottom of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss		59
Reduction In Foreign Exchange Rate [Member] | Mid-Size / Super Mid-Size Platform [member] | Top of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss		107
Reduction In Foreign Exchange Rate [Member] | KC390 Millennium Platform [Member] | Bottom of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss		241
Reduction In Foreign Exchange Rate [Member] | KC390 Millennium Platform [Member] | Top of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss		260
Platform [Member]
Statement [Line Items]
Description of useful life, property, plant and equipment	Estimated aircraft deliveries during the useful life of platform up to 2045 and keeping current market share
Increase Decrease In Impairment Loss		$ 10
Platform [Member] | Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Description of useful life, property, plant and equipment		Estimated aircraft deliveries during the useful life of platform up to 2050 and keeping current market share
Platform [Member] | Mid-Size / Super Mid-Size Platform [member] | Bottom of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss		$ 27
Platform [Member] | Mid-Size / Super Mid-Size Platform [member] | Top of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss		$ 107
Platform [Member] | KC390 Millennium Platform [Member]
Statement [Line Items]
Description of useful life, property, plant and equipment		Estimated aircraft deliveries during the useful life of platform up to 2041 and keeping current market share
Platform [Member] | KC390 Millennium Platform [Member] | Bottom of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss		$ 231
Platform [Member] | KC390 Millennium Platform [Member] | Top of range [member]
Statement [Line Items]
Increase Decrease In Impairment Loss		$ 260